Interest income, Interest expense and Other Finance Costs	12 Months Ended
Dec. 31, 2025
Interest income, Interest expense and Other Finance Costs
Interest income, Interest expense and Other Finance Costs
21.	Interest income, Interest expense and Other Finance Costs

Interest and finance related costs are presented below:

For the years ended December 31,	2025	2024	2023
Interest expense	42,153,588	53,628,356	58,680,985
Amortization of loan financing and modification gain	1,246,265	2,263,416	1,994,191
Bank charges and loan commitment fees	365,000	364,929	33,939
Other finance costs	475,660	795,979	469,951
Total	44,240,513	57,052,680	61,179,066

Interest income is presented below:

For the years ended December 31,	2025	2024	2023
Interest income from time deposits	1,733,064	2,575,741	3,428,321
Other interest income	458,676	869,462	676,243
Total	2,191,740	3,445,203	4,104,564